SUMMARY OF CONDENSED STATEMENTS OF COMPREHENSIVE OR LOSS OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operation expense
General and administrative	$ (18,143)	¥ (126,875)	¥ (130,462)	¥ (120,951)
Total operating cost and expenses	(66,924)	(468,010)	(560,491)	(735,726)
Share of loss of subsidiaries and VIE	516	3,608	(5,061)	(7,276)
Foreign exchange gain/(loss)	229	1,601	2,127	(6,743)
Other non-operating (loss)/income, net	(569)	(3,979)	785	(2,405)
Total loss before tax		(136,431)	(116,051)	(149,993)
Net loss	(19,059)	(133,285)	(123,121)	(165,120)
Net loss attributable to ordinary shareholders	(19,059)	(133,284)	(123,110)	(165,129)
Other comprehensive income
Foreign currency translation adjustment	(1,308)	(9,149)	7,854	22,178
Total comprehensive loss attributable to YUNJI INC.	$ (20,367)	(142,433)	(115,256)	(142,951)
Parent Company [Member]
Operation expense
General and administrative		(4,168)	(7,467)	(8,557)
Total operating cost and expenses		(4,168)	(7,467)	(8,557)
Share of loss of subsidiaries and VIE		(146,238)	(135,507)	(151,117)
Financial (loss)/income, net		12,339	21,872	(518)
Foreign exchange gain/(loss)		(21)	51
Other non-operating (loss)/income, net		235	(1,347)	(4,232)
Total loss before tax		(137,853)	(122,398)	(164,424)
Equity in loss/(income) of affiliates, net of tax		4,569	(712)	(705)
Net loss		(133,284)	(123,110)	(165,129)
Net loss attributable to ordinary shareholders		(133,284)	(123,110)	(165,129)
Other comprehensive income
Foreign currency translation adjustment		(54,694)	22,520	24,673
Total comprehensive loss attributable to YUNJI INC.		¥ (187,978)	¥ (100,590)	¥ (140,456)